Recoverable Cash Advances (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Current and Non-current Portion Cash Advances

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Non-Current portion	4 486	4 584
Current portion	763	437

Total Recoverable Cash Advances	5 249	5 021